FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

August 26, 2016

Filed Via EDGAR (CIK #0000357310)

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

            RE:      Franklin Federal Tax-Free Income Fund (Registrant)

            File Nos. 002-75925 and 811-03395

Ladies/Gentlemen:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 46 to the Registrant's Registration Statement on Form N-1A (Amendment), which is being filed under the Securities Act of 1933, and the Investment Company Act of 1940.

The filing has been made in order to bring the financial statements and other information up to date as required by the federal securities laws, and to make certain other non-material changes deemed appropriate.

As Senior Associate General Counsel, I have reviewed the Amendment.  Based upon such review, I have determined, and hereby represent accordingly, that said Amendment does not contain disclosures which would render it ineligible to become effective automatically pursuant to Rule 485(b) under the Securities Act of 1933.  The Amendment will become effective on September 1, 2016.

Please direct any inquiries regarding this filing to the undersigned at (650) 312-5651 or the address shown above.

Sincerely yours,

FRANKLIN FEDERAL TAX-FREE INCOME FUND

/s/ Karen L. Skidmore

Karen L. Skidmore

Vice President and Secretary

KLS/rs